Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions	17. Related party transactions No reportable related party transactions occurred during the six months ended June 30, 2023 or 2022 other than the remuneration of key management personnel.

29. Related party transactions

29.1 Key management personnel

The Directors are considered to be key management personnel of the Group. The amounts disclosed in the table are the amounts recognized as an expense during the year related to key management personnel.

	Year ended December 31 2022	Year ended December 31 2021	Year ended December 31 2020
	£’000	£’000	£’000

Short-term employee benefits	1,484	826	631
Post-employment pension benefits	114	50	23
Share-based payment transactions	23,104	14,926	-

Total compensation paid to key management personnel	24,702	15,802	654

29.2 Other related party transactions

No other reportable related party transactions occurred during the year ended December 31, 2022 (2021: nil, 2020: nil).